Related Party Balances and Transactions (Details) - Schedule of Related Party Balances - USD ($)		Jun. 30, 2023	Dec. 31, 2022
Schedule of Related Party Balances [Abstract]
Accounts receivable	[1]	$ 601,576	$ 272,546
Amounts due to the holding company	[2]	$ 4,539,168	$ 6,289,743	[3]

[1]	Accounts receivable due from related parties represented the management service rendered to two individual close-ended investment private funds registered in the Cayman Islands, which is controlled by the holding company.
[2]	Amounts due to the holding company are those nontrade payables arising from transactions between the Company and the holding company, such as advances made by the holding company on behalf of the Company, advances made by the Company on behalf of the holding company, and allocated shared expenses paid by the holding company.
[3]	Amount due to shareholder are those trade and nontrade payables arising from transactions between the Company and the shareholder, such as advances made by the shareholder on behalf of the Company, advances made by the Company on behalf of the shareholder, and allocated shared expense paid by the shareholder.